CERTIFICATION


         Pursuant to Rule 497(j), Neuberger & Berman Equity Assets (1933 Act File No. 33-82568, 1940 Act File No. 811-8106) ("Registrant") hereby certifies
(a) that the forms of Prospectus and Statement of Additional Information used with respect to Neuberger & Berman Focus Assets, Neuberger & Berman Genesis Assets, Neuberger & Berman Guardian Assets, Neuberger & Berman Manhattan Assets, and Neuberger & Berman Partners Assets, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 8 ("Amendment No. 8") to its Registration Statement and (b) that Amendment No. 8 was filed electronically.



Dated:  April 4, 1997                        By: /s/ Claudia A. Brandon
                                                 ---------------------------
                                                 Claudia A. Brandon